LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Cash paid for the rentals included in the lease liabilities	¥ 310	¥ 272
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 340	¥ 288